Shareholder Fees {- Extended Market Index Portfolio}	Apr. 30, 2021 USD ($)
02.28 VIP Extended Market Index Portfolio_Initial, Service, Service 2 PRO-05 | Extended Market Index Portfolio
Shareholder Fees:
(fees paid directly from your investment)